UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

VIP Index 500 Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,026.90	$ .50
Hypothetical A	$ 1,000.00	$ 1,024.30	$ .50
Service Class
Actual	$ 1,000.00	$ 1,026.40	$ 1.00
Hypothetical A	$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2
Actual	$ 1,000.00	$ 1,025.60	$ 1.76
Hypothetical A	$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.10%
Service Class	.20%
Service Class 2.35%

Semiannual Report

VIP Index 500 Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.1
General Electric Co.	3.0	3.3
Citigroup, Inc.	2.1	2.2
Bank of America Corp.	1.9	1.6
Microsoft Corp.	1.8	2.1
Procter & Gamble Co.	1.6	1.7
Johnson & Johnson	1.5	1.6
Pfizer, Inc.	1.5	1.5
American International Group, Inc.	1.3	1.6
Altria Group, Inc.	1.3	1.4
	19.2
Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	21.3
Information Technology	14.7	15.1
Health Care	12.1	13.3
Industrials	11.6	11.3
Energy	10.1	9.3
Consumer Discretionary	10.1	10.9
Consumer Staples	9.5	9.5
Utilities	3.4	3.4
Telecommunication Services	3.3	3.0
Materials	3.0	3.0
Asset Allocation
To match the Standard & Poor's 500 Index, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

VIP Index 500 Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.2%
Cooper Tire & Rubber Co. (d)	14,470	$ 161,196
Goodyear Tire & Rubber Co. (a)(d)	41,805	464,036
Johnson Controls, Inc.	45,994	3,781,627
		4,406,859
Automobiles - 0.4%
Ford Motor Co.	442,560	3,066,941
General Motors Corp. (d)	133,423	3,974,671
Harley-Davidson, Inc.	63,377	3,478,764
		10,520,376
Distributors - 0.1%
Genuine Parts Co.	40,737	1,697,103
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	33,015	1,705,885
H&R Block, Inc.	77,477	1,848,601
		3,554,486
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	102,466	4,276,931
Darden Restaurants, Inc.	30,420	1,198,548
Harrah's Entertainment, Inc.	43,585	3,102,380
Hilton Hotels Corp.	78,033	2,206,773
International Game Technology	79,995	3,035,010
Marriott International, Inc. Class A	77,140	2,940,577
McDonald's Corp.	293,965	9,877,224
Starbucks Corp. (a)	181,061	6,836,863
Starwood Hotels & Resorts Worldwide, Inc.	51,249	3,092,365
Wendy's International, Inc.	27,512	1,603,674
Yum! Brands, Inc.	64,157	3,225,172
		41,395,517
Household Durables - 0.6%
Black & Decker Corp.	17,929	1,514,283
Centex Corp.	28,632	1,440,190
D.R. Horton, Inc.	64,174	1,528,625
Fortune Brands, Inc.	34,593	2,456,449
Harman International Industries, Inc.	15,784	1,347,480
KB Home	17,781	815,259
Leggett & Platt, Inc.	43,009	1,074,365
Lennar Corp. Class A	32,894	1,459,507
Newell Rubbermaid, Inc.	65,300	1,686,699
Pulte Homes, Inc.	50,244	1,446,525
Snap-On, Inc.	13,704	553,916
The Stanley Works	16,677	787,488
Whirlpool Corp.	18,397	1,520,512
		17,631,298
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	72,949	2,821,667
Leisure Equipment & Products - 0.2%
Brunswick Corp.	22,315	741,974
Eastman Kodak Co.	67,763	1,611,404

	Shares	Value (Note 1)
Hasbro, Inc.	40,613	$ 735,501
Mattel, Inc.	91,880	1,516,939
		4,605,818
Media - 3.4%
CBS Corp. Class B	182,240	4,929,592
Clear Channel Communications, Inc.	118,726	3,674,570
Comcast Corp. Class A (a)	498,449	16,319,220
Dow Jones & Co., Inc. (d)	13,942	488,109
E.W. Scripps Co. Class A	20,064	865,561
Gannett Co., Inc.	56,104	3,137,897
Interpublic Group of Companies, Inc. (a)(d)	102,914	859,332
McGraw-Hill Companies, Inc.	84,409	4,239,864
Meredith Corp.	9,974	494,112
News Corp. Class A	558,057	10,703,533
Omnicom Group, Inc.	40,247	3,585,605
The New York Times Co. Class A (d)	34,171	838,556
The Walt Disney Co.	517,787	15,533,610
Time Warner, Inc.	1,010,203	17,476,512
Tribune Co.	51,661	1,675,366
Univision Communications, Inc. Class A (a)	52,618	1,762,703
Viacom, Inc. Class B (non-vtg.) (a)	170,102	6,096,456
		92,680,598
Multiline Retail - 1.2%
Big Lots, Inc. (a)(d)	26,896	459,384
Dillard's, Inc. Class A	14,583	464,469
Dollar General Corp.	73,547	1,028,187
Family Dollar Stores, Inc.	36,643	895,188
Federated Department Stores, Inc.	130,511	4,776,703
JCPenney Co., Inc.	55,401	3,740,122
Kohl's Corp. (a)	80,315	4,748,223
Nordstrom, Inc.	50,804	1,854,346
Sears Holdings Corp. (a)	22,881	3,542,894
Target Corp.	203,688	9,954,233
		31,463,749
Specialty Retail - 2.0%
AutoNation, Inc. (a)	34,989	750,164
AutoZone, Inc. (a)	12,619	1,112,996
Bed Bath & Beyond, Inc. (a)	66,582	2,208,525
Best Buy Co., Inc.	94,976	5,208,484
Circuit City Stores, Inc.	35,522	966,909
Gap, Inc.	129,756	2,257,754
Home Depot, Inc.	487,623	17,452,027
Limited Brands, Inc.	80,930	2,070,999
Lowe's Companies, Inc.	183,022	11,103,945
Office Depot, Inc. (a)	67,875	2,579,250
OfficeMax, Inc.	16,781	683,826
RadioShack Corp.	31,924	446,936
Sherwin-Williams Co.	26,282	1,247,869
Staples, Inc.	171,771	4,177,471
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	33,179	$ 1,095,571
TJX Companies, Inc.	107,818	2,464,719
		55,827,445
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	90,815	2,715,369
Jones Apparel Group, Inc.	26,555	844,183
Liz Claiborne, Inc.	24,655	913,714
NIKE, Inc. Class B	44,538	3,607,578
VF Corp.	20,716	1,407,031
		9,487,875
TOTAL CONSUMER DISCRETIONARY		276,092,791
CONSUMER STAPLES - 9.5%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	182,313	8,311,650
Brown-Forman Corp. Class B (non-vtg.)	19,618	1,401,706
Coca-Cola Enterprises, Inc.	71,600	1,458,492
Constellation Brands, Inc. Class A (sub. vtg.) (a)	46,921	1,173,025
Molson Coors Brewing Co. Class B	13,588	922,353
Pepsi Bottling Group, Inc.	31,636	1,017,097
PepsiCo, Inc.	389,843	23,406,174
The Coca-Cola Co.	483,507	20,800,471
		58,490,968
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	111,170	6,351,142
CVS Corp.	193,072	5,927,310
Kroger Co.	170,676	3,730,977
Safeway, Inc.	106,184	2,760,784
SUPERVALU, Inc.	48,250	1,481,275
Sysco Corp.	145,919	4,459,285
Wal-Mart Stores, Inc.	589,861	28,413,604
Walgreen Co.	238,304	10,685,551
Whole Foods Market, Inc.	33,048	2,136,223
		65,946,151
Food Products - 1.1%
Archer-Daniels-Midland Co.	154,390	6,373,219
Campbell Soup Co.	43,718	1,622,375
ConAgra Foods, Inc.	122,524	2,709,006
Dean Foods Co. (a)	32,087	1,193,316
General Mills, Inc.	83,969	4,337,839
H.J. Heinz Co.	79,033	3,257,740
Hershey Co.	41,899	2,307,378
Kellogg Co.	57,529	2,786,129
McCormick & Co., Inc. (non-vtg.)	31,254	1,048,572
Sara Lee Corp.	179,325	2,872,787

	Shares	Value (Note 1)
Tyson Foods, Inc. Class A	59,432	$ 883,160
Wm. Wrigley Jr. Co.	52,373	2,375,639
		31,767,160
Household Products - 2.2%
Clorox Co.	35,591	2,169,983
Colgate-Palmolive Co.	121,416	7,272,818
Kimberly-Clark Corp.	108,461	6,692,044
Procter & Gamble Co.	774,139	43,042,128
		59,176,973
Personal Products - 0.2%
Alberto-Culver Co.	17,944	874,232
Avon Products, Inc.	106,227	3,293,037
Estee Lauder Companies, Inc. Class A	28,033	1,084,036
		5,251,305
Tobacco - 1.5%
Altria Group, Inc.	492,614	36,172,646
Reynolds American, Inc.	20,219	2,331,251
UST, Inc.	38,075	1,720,609
		40,224,506
TOTAL CONSUMER STAPLES		260,857,063
ENERGY - 10.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	80,390	6,579,922
BJ Services Co.	75,846	2,826,022
Halliburton Co.	121,775	9,036,923
Nabors Industries Ltd. (a)	73,226	2,474,307
National Oilwell Varco, Inc. (a)	41,277	2,613,660
Noble Corp.	32,500	2,418,650
Rowan Companies, Inc.	26,002	925,411
Schlumberger Ltd. (NY Shares)	278,346	18,123,108
Transocean, Inc. (a)	76,649	6,156,448
Weatherford International Ltd. (a)	82,256	4,081,543
		55,235,994
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	108,171	5,158,675
Apache Corp.	77,931	5,318,791
Chesapeake Energy Corp.	97,235	2,941,359
Chevron Corp.	522,908	32,451,670
ConocoPhillips	389,407	25,517,841
CONSOL Energy, Inc.	43,207	2,018,631
Devon Energy Corp.	103,798	6,270,437
El Paso Corp.	164,129	2,461,935
EOG Resources, Inc.	57,228	3,968,190
Exxon Mobil Corp.	1,427,345	87,567,605
Hess Corp.	56,887	3,006,478
Kerr-McGee Corp.	53,554	3,713,970
Kinder Morgan, Inc.	24,589	2,456,195
Marathon Oil Corp.	85,503	7,122,400
Murphy Oil Corp.	39,186	2,188,930
Occidental Petroleum Corp.	101,034	10,361,037
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	31,286	$ 2,167,807
Valero Energy Corp.	145,193	9,658,238
Williams Companies, Inc.	140,405	3,279,861
XTO Energy, Inc.	85,903	3,802,926
		221,432,976
TOTAL ENERGY		276,668,970
FINANCIALS - 21.2%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	57,653	2,575,360
Bank of New York Co., Inc.	182,069	5,862,622
Bear Stearns Companies, Inc.	28,453	3,985,696
Charles Schwab Corp.	243,408	3,889,660
E*TRADE Financial Corp. (a)	100,600	2,295,692
Federated Investors, Inc. Class B (non-vtg.)	19,913	627,260
Franklin Resources, Inc.	36,185	3,141,220
Goldman Sachs Group, Inc.	101,925	15,332,578
Janus Capital Group, Inc.	49,928	893,711
Legg Mason, Inc.	31,153	3,100,347
Lehman Brothers Holdings, Inc.	126,314	8,229,357
Mellon Financial Corp.	97,563	3,359,094
Merrill Lynch & Co., Inc.	217,984	15,162,967
Morgan Stanley	252,684	15,972,156
Northern Trust Corp.	43,724	2,417,937
State Street Corp.	78,405	4,554,546
T. Rowe Price Group, Inc.	62,652	2,368,872
		93,769,075
Commercial Banks - 4.2%
AmSouth Bancorp.	81,643	2,159,457
BB&T Corp.	129,755	5,396,510
Comerica, Inc.	38,319	1,992,205
Commerce Bancorp, Inc., New Jersey	43,452	1,549,933
Compass Bancshares, Inc.	30,463	1,693,743
Fifth Third Bancorp	131,285	4,850,981
First Horizon National Corp.	29,071	1,168,654
Huntington Bancshares, Inc.	57,864	1,364,433
KeyCorp	95,354	3,402,231
M&T Bank Corp.	18,620	2,195,670
Marshall & Ilsley Corp.	53,150	2,431,081
National City Corp.	127,974	4,631,379
North Fork Bancorp, Inc., New York	109,742	3,310,916
PNC Financial Services Group, Inc.	69,828	4,899,831
Regions Financial Corp.	107,604	3,563,844
SunTrust Banks, Inc.	85,784	6,541,888
Synovus Financial Corp.	76,139	2,039,002
U.S. Bancorp, Delaware	419,897	12,966,419
Wachovia Corp.	379,462	20,521,305

	Shares	Value (Note 1)
Wells Fargo & Co.	396,336	$ 26,586,219
Zions Bancorp	25,033	1,951,072
		115,216,773
Consumer Finance - 1.0%
American Express Co.	291,077	15,491,118
Capital One Financial Corp.	71,492	6,108,991
SLM Corp.	96,929	5,129,483
		26,729,592
Diversified Financial Services - 5.4%
Bank of America Corp.	1,076,586	51,783,787
CIT Group, Inc.	47,027	2,459,042
Citigroup, Inc.	1,172,776	56,574,714
JPMorgan Chase & Co.	819,690	34,426,980
Moody's Corp.	57,627	3,138,366
		148,382,889
Insurance - 4.7%
ACE Ltd.	76,715	3,881,012
AFLAC, Inc.	117,632	5,452,243
Allstate Corp.	149,892	8,203,589
AMBAC Financial Group, Inc. (d)	24,941	2,022,715
American International Group, Inc.	612,775	36,184,364
Aon Corp.	75,175	2,617,594
Cincinnati Financial Corp.	40,878	1,921,675
Genworth Financial, Inc. Class A (non-vtg.)	86,064	2,998,470
Hartford Financial Services Group, Inc.	71,503	6,049,154
Lincoln National Corp.	67,738	3,823,133
Loews Corp.	95,785	3,395,578
Marsh & McLennan Companies, Inc.	129,616	3,485,374
MBIA, Inc.	31,784	1,860,953
MetLife, Inc.	178,972	9,165,156
Principal Financial Group, Inc.	65,342	3,636,282
Progressive Corp.	184,600	4,746,066
Prudential Financial, Inc.	116,069	9,018,561
SAFECO Corp.	28,120	1,584,562
The Chubb Corp.	97,883	4,884,362
The St. Paul Travelers Companies, Inc.	164,255	7,322,488
Torchmark Corp.	23,675	1,437,546
UnumProvident Corp.	70,636	1,280,631
XL Capital Ltd. Class A	42,534	2,607,334
		127,578,842
Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co. Class A	22,929	996,265
Archstone-Smith Trust	50,423	2,565,018
Boston Properties, Inc.	21,544	1,947,578
Equity Office Properties Trust	86,375	3,153,551
Equity Residential (SBI)	68,708	3,073,309
Kimco Realty Corp.	49,918	1,821,508
Plum Creek Timber Co., Inc.	43,488	1,543,824
ProLogis Trust	57,793	3,012,171
Public Storage, Inc.	19,524	1,481,872
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	43,247	$ 3,586,906
Vornado Realty Trust	28,056	2,736,863
		25,918,865
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	143,344	5,458,540
Fannie Mae	228,340	10,983,154
Freddie Mac	163,015	9,293,485
Golden West Financial Corp., Delaware	60,424	4,483,461
MGIC Investment Corp.	20,627	1,340,755
Sovereign Bancorp, Inc.	88,780	1,803,122
Washington Mutual, Inc.	226,653	10,330,844
		43,693,361
TOTAL FINANCIALS		581,289,397
HEALTH CARE - 12.1%
Biotechnology - 1.2%
Amgen, Inc. (a)	278,191	18,146,399
Biogen Idec, Inc. (a)	81,121	3,758,336
Genzyme Corp. (a)	61,418	3,749,569
Gilead Sciences, Inc. (a)	107,344	6,350,471
MedImmune, Inc. (a)	58,684	1,590,336
		33,595,111
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	12,685	622,072
Baxter International, Inc.	154,476	5,678,538
Becton, Dickinson & Co.	58,345	3,566,630
Biomet, Inc.	58,051	1,816,416
Boston Scientific Corp. (a)	286,643	4,827,068
C.R. Bard, Inc.	24,430	1,789,742
Hospira, Inc. (a)	36,852	1,582,425
Medtronic, Inc.	284,749	13,360,423
St. Jude Medical, Inc. (a)	85,155	2,760,725
Stryker Corp.	68,985	2,904,958
Zimmer Holdings, Inc. (a)	58,539	3,320,332
		42,229,329
Health Care Providers & Services - 2.7%
Aetna, Inc.	133,762	5,341,117
AmerisourceBergen Corp.	49,518	2,075,795
Cardinal Health, Inc.	98,535	6,338,757
Caremark Rx, Inc.	104,374	5,205,131
CIGNA Corp.	28,253	2,783,203
Coventry Health Care, Inc. (a)	37,864	2,080,248
Express Scripts, Inc. (a)	34,686	2,488,374
HCA, Inc.	96,267	4,153,921
Health Management Associates, Inc. Class A	56,800	1,119,528
Humana, Inc. (a)	38,842	2,085,815

	Shares	Value (Note 1)
Laboratory Corp. of America Holdings (a)	29,418	$ 1,830,682
Manor Care, Inc. (d)	18,639	874,542
McKesson Corp.	71,746	3,392,151
Medco Health Solutions, Inc. (a)	71,166	4,076,388
Patterson Companies, Inc. (a)	32,708	1,142,490
Quest Diagnostics, Inc.	38,336	2,297,093
Tenet Healthcare Corp. (a)	111,033	775,010
UnitedHealth Group, Inc.	317,773	14,229,875
WellPoint, Inc. (a)	150,377	10,942,934
		73,233,054
Health Care Technology - 0.0%
IMS Health, Inc.	47,113	1,264,984
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	43,656	1,412,272
Fisher Scientific International, Inc. (a)	29,288	2,139,488
Millipore Corp. (a)(d)	12,543	790,084
PerkinElmer, Inc.	29,871	624,304
Thermo Electron Corp. (a)	38,616	1,399,444
Waters Corp. (a)	24,418	1,084,159
		7,449,751
Pharmaceuticals - 6.4%
Abbott Laboratories	360,053	15,701,911
Allergan, Inc.	36,014	3,862,862
Barr Pharmaceuticals, Inc. (a)	25,047	1,194,491
Bristol-Myers Squibb Co.	463,878	11,995,885
Eli Lilly & Co.	266,612	14,735,645
Forest Laboratories, Inc. (a)	76,881	2,974,526
Johnson & Johnson	698,542	41,856,637
King Pharmaceuticals, Inc. (a)	57,140	971,380
Merck & Co., Inc.	514,880	18,757,078
Mylan Laboratories, Inc.	49,596	991,920
Pfizer, Inc.	1,728,621	40,570,735
Schering-Plough Corp.	349,398	6,649,044
Watson Pharmaceuticals, Inc. (a)	24,065	560,233
Wyeth	317,526	14,101,330
		174,923,677
TOTAL HEALTH CARE		332,695,906
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.4%
General Dynamics Corp.	95,233	6,233,952
Goodrich Corp.	29,231	1,177,717
Honeywell International, Inc.	195,321	7,871,436
L-3 Communications Holdings, Inc.	28,773	2,170,060
Lockheed Martin Corp.	83,547	5,993,662
Northrop Grumman Corp.	81,098	5,195,138
Raytheon Co.	105,258	4,691,349
Raytheon Co. warrants 6/16/11 (a)	3,996	50,549
Rockwell Collins, Inc.	40,362	2,255,025
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	188,630	$ 15,450,683
United Technologies Corp.	238,476	15,124,148
		66,213,719
Air Freight & Logistics - 1.1%
FedEx Corp.	71,981	8,411,700
United Parcel Service, Inc. Class B	255,884	21,066,930
		29,478,630
Airlines - 0.1%
Southwest Airlines Co.	166,615	2,727,488
Building Products - 0.2%
American Standard Companies, Inc.	41,737	1,805,960
Masco Corp.	93,704	2,777,387
		4,583,347
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	57,061	648,213
Avery Dennison Corp.	25,896	1,503,522
Cendant Corp.	235,968	3,843,919
Cintas Corp.	32,528	1,293,313
Equifax, Inc.	30,332	1,041,601
Monster Worldwide, Inc. (a)	30,284	1,291,915
Pitney Bowes, Inc.	52,367	2,162,757
R.R. Donnelley & Sons Co.	50,981	1,628,843
Robert Half International, Inc.	40,528	1,702,176
Waste Management, Inc.	128,600	4,614,168
		19,730,427
Construction & Engineering - 0.1%
Fluor Corp.	20,655	1,919,469
Electrical Equipment - 0.5%
American Power Conversion Corp.	40,020	779,990
Cooper Industries Ltd. Class A	21,799	2,025,563
Emerson Electric Co.	96,833	8,115,574
Rockwell Automation, Inc.	41,877	3,015,563
		13,936,690
Industrial Conglomerates - 4.1%
3M Co.	177,862	14,365,914
General Electric Co.	2,453,109	80,854,473
Textron, Inc.	30,691	2,829,096
Tyco International Ltd.	480,459	13,212,623
		111,262,106
Machinery - 1.6%
Caterpillar, Inc.	157,974	11,765,904
Cummins, Inc.	10,955	1,339,249
Danaher Corp.	55,658	3,579,923
Deere & Co.	55,338	4,620,170
Dover Corp.	48,100	2,377,583
Eaton Corp.	35,434	2,671,724
Illinois Tool Works, Inc.	97,705	4,640,988
Ingersoll-Rand Co. Ltd. Class A	77,620	3,320,584

	Shares	Value (Note 1)
ITT Industries, Inc.	43,636	$ 2,159,982
Navistar International Corp. (a)	14,554	358,174
PACCAR, Inc.	39,331	3,240,088
Pall Corp.	29,450	824,600
Parker Hannifin Corp.	28,384	2,202,598
		43,101,567
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	86,028	6,817,719
CSX Corp.	52,275	3,682,251
Norfolk Southern Corp.	97,831	5,206,566
Ryder System, Inc.	14,390	840,808
Union Pacific Corp.	63,450	5,898,312
		22,445,656
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	18,001	1,354,215
TOTAL INDUSTRIALS		316,753,314
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	27,658	466,314
Andrew Corp. (a)	37,658	333,650
Avaya, Inc. (a)	96,965	1,107,340
CIENA Corp. (a)	138,641	666,863
Cisco Systems, Inc. (a)	1,440,155	28,126,227
Comverse Technology, Inc. (a)	47,655	942,139
Corning, Inc. (a)	367,446	8,888,519
JDS Uniphase Corp. (a)	397,481	1,005,627
Juniper Networks, Inc. (a)(d)	133,467	2,134,137
Lucent Technologies, Inc. (a)(d)	1,056,867	2,557,618
Motorola, Inc.	582,691	11,741,224
QUALCOMM, Inc.	395,428	15,844,800
Tellabs, Inc. (a)	105,712	1,407,027
		75,221,485
Computers & Peripherals - 3.4%
Apple Computer, Inc. (a)	200,645	11,460,842
Dell, Inc. (a)	535,901	13,081,343
EMC Corp. (a)	557,834	6,119,439
Gateway, Inc. (a)(d)	62,342	118,450
Hewlett-Packard Co.	658,091	20,848,323
International Business Machines Corp.	365,757	28,097,453
Lexmark International, Inc. Class A (a)	24,846	1,387,152
NCR Corp. (a)	42,936	1,573,175
Network Appliance, Inc. (a)	88,270	3,115,931
QLogic Corp. (a)	38,036	655,741
SanDisk Corp. (a)	46,081	2,349,209
Sun Microsystems, Inc. (a)	825,155	3,424,393
		92,231,451
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	100,455	3,170,360
Jabil Circuit, Inc.	42,007	1,075,379
Molex, Inc.	33,492	1,124,326
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sanmina-SCI Corp. (a)	125,702	$ 578,229
Solectron Corp. (a)	215,725	737,780
Symbol Technologies, Inc.	59,866	645,954
Tektronix, Inc.	19,732	580,515
		7,912,543
Internet Software & Services - 1.4%
eBay, Inc. (a)	272,783	7,989,814
Google, Inc. Class A (sub. vtg.) (a)	48,621	20,388,244
VeriSign, Inc. (a)	57,831	1,339,944
Yahoo!, Inc. (a)	295,795	9,761,235
		39,479,237
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	27,973	1,443,687
Automatic Data Processing, Inc.	135,974	6,166,421
Computer Sciences Corp. (a)	44,308	2,146,280
Convergys Corp. (a)	33,058	644,631
Electronic Data Systems Corp.	122,306	2,942,682
First Data Corp.	180,605	8,134,449
Fiserv, Inc. (a)	41,448	1,880,081
Paychex, Inc.	78,842	3,073,261
Sabre Holdings Corp. Class A	31,317	688,974
Unisys Corp. (a)	80,921	508,184
		27,628,650
Office Electronics - 0.1%
Xerox Corp. (a)	216,634	3,013,379
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	114,206	2,788,911
Altera Corp. (a)	84,763	1,487,591
Analog Devices, Inc.	85,202	2,738,392
Applied Materials, Inc.	368,917	6,005,969
Broadcom Corp. Class A (a)	108,060	3,247,203
Freescale Semiconductor, Inc. Class B (a)	95,724	2,814,286
Intel Corp.	1,372,301	26,005,104
KLA-Tencor Corp.	46,967	1,952,418
Linear Technology Corp.	71,630	2,398,889
LSI Logic Corp. (a)	93,591	837,639
Maxim Integrated Products, Inc.	75,655	2,429,282
Micron Technology, Inc. (a)	171,066	2,576,254
National Semiconductor Corp.	79,647	1,899,581
Novellus Systems, Inc. (a)	30,018	741,445
NVIDIA Corp. (a)	83,162	1,770,519
PMC-Sierra, Inc. (a)	48,710	457,874
Teradyne, Inc. (a)	46,763	651,409
Texas Instruments, Inc.	367,560	11,133,392
Xilinx, Inc.	81,036	1,835,465
		73,771,623
Software - 3.1%
Adobe Systems, Inc. (a)	141,245	4,288,198

	Shares	Value (Note 1)
Autodesk, Inc. (a)	54,661	$ 1,883,618
BMC Software, Inc. (a)	50,208	1,199,971
CA, Inc.	107,639	2,211,981
Citrix Systems, Inc. (a)	42,971	1,724,856
Compuware Corp. (a)	89,025	596,468
Electronic Arts, Inc. (a)	72,226	3,108,607
Intuit, Inc. (a)	40,305	2,434,019
Microsoft Corp.	2,069,666	48,223,218
Novell, Inc. (a)	79,977	530,248
Oracle Corp. (a)	918,714	13,312,166
Parametric Technology Corp. (a)	26,280	334,019
Symantec Corp. (a)	244,195	3,794,790
		83,642,159
TOTAL INFORMATION TECHNOLOGY		402,900,527
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	52,886	3,380,473
Ashland, Inc.	16,765	1,118,226
Dow Chemical Co.	226,879	8,855,087
E.I. du Pont de Nemours & Co.	217,339	9,041,302
Eastman Chemical Co.	19,288	1,041,552
Ecolab, Inc.	42,963	1,743,439
Hercules, Inc. (a)	26,805	409,044
International Flavors & Fragrances, Inc.	18,644	657,015
Monsanto Co.	63,831	5,373,932
PPG Industries, Inc.	39,075	2,578,950
Praxair, Inc.	76,227	4,116,258
Rohm & Haas Co.	34,285	1,718,364
Sigma Aldrich Corp.	15,794	1,147,276
		41,180,918
Construction Materials - 0.1%
Vulcan Materials Co.	23,735	1,851,330
Containers & Packaging - 0.2%
Ball Corp.	24,699	914,851
Bemis Co., Inc.	24,732	757,294
Pactiv Corp. (a)	33,299	824,150
Sealed Air Corp.	19,246	1,002,332
Temple-Inland, Inc.	26,066	1,117,449
		4,616,076
Metals & Mining - 0.9%
Alcoa, Inc.	205,267	6,642,440
Allegheny Technologies, Inc.	20,579	1,424,890
Freeport-McMoRan Copper & Gold, Inc. Class B	44,461	2,463,584
Newmont Mining Corp.	105,901	5,605,340
Nucor Corp.	73,509	3,987,863
Phelps Dodge Corp.	48,082	3,950,417
United States Steel Corp.	29,464	2,066,016
		26,140,550
Paper & Forest Products - 0.3%
International Paper Co.	116,292	3,756,232
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Louisiana-Pacific Corp.	25,053	$ 548,661
MeadWestvaco Corp.	42,735	1,193,589
Weyerhaeuser Co.	58,088	3,615,978
		9,114,460
TOTAL MATERIALS		82,903,334
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	917,213	25,581,071
BellSouth Corp.	426,719	15,447,228
CenturyTel, Inc.	27,403	1,018,021
Citizens Communications Co.	76,662	1,000,439
Embarq Corp. (a)	35,168	1,441,536
Qwest Communications International, Inc. (a)	369,290	2,987,556
Verizon Communications, Inc.	688,208	23,048,086
		70,523,937
Wireless Telecommunication Services - 0.7%
ALLTEL Corp.	91,795	5,859,275
Sprint Nextel Corp.	702,788	14,048,732
		19,908,007
TOTAL TELECOMMUNICATION SERVICES		90,431,944
UTILITIES - 3.4%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	38,534	1,428,455
American Electric Power Co., Inc.	92,929	3,182,818
Edison International	76,863	2,997,657
Entergy Corp.	49,056	3,470,712
Exelon Corp.	157,707	8,962,489
FirstEnergy Corp.	77,812	4,218,189
FPL Group, Inc.	95,369	3,946,369
Pinnacle West Capital Corp.	23,402	933,974
PPL Corp.	89,763	2,899,345
Progress Energy, Inc.	59,679	2,558,439
Southern Co.	175,058	5,610,609
		40,209,056
Gas Utilities - 0.0%
Nicor, Inc.	10,470	434,505
Peoples Energy Corp.	9,061	325,381
		759,886
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	155,306	2,865,396
Constellation Energy Group, Inc.	42,216	2,301,616
Dynegy, Inc. Class A (a)	87,073	476,289
TXU Corp.	109,090	6,522,491
		12,165,792

	Shares	Value (Note 1)
Multi-Utilities - 1.4%
Ameren Corp.	48,444	$ 2,446,422
CenterPoint Energy, Inc.	73,458	918,225
CMS Energy Corp. (a)(d)	52,172	675,106
Consolidated Edison, Inc.	57,982	2,576,720
Dominion Resources, Inc.	81,989	6,131,957
DTE Energy Co.	41,938	1,708,554
Duke Energy Corp.	291,347	8,556,861
KeySpan Corp.	41,275	1,667,510
NiSource, Inc.	64,325	1,404,858
PG&E Corp.	81,901	3,217,071
Public Service Enterprise Group, Inc.	59,325	3,922,569
Sempra Energy	61,121	2,779,783
TECO Energy, Inc.	49,250	735,795
Xcel Energy, Inc.	95,659	1,834,740
		38,576,171
TOTAL UTILITIES		91,710,905
TOTAL COMMON STOCKS (Cost $1,609,736,076)		2,712,304,151
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% 9/21/06 (e) (Cost $1,977,821)	$ 2,000,000	1,978,422
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 5.11% (b)	20,244,875	20,244,875
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	16,643,986	16,643,986
TOTAL MONEY MARKET FUNDS (Cost $36,888,861)		36,888,861
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,648,602,758)		2,751,171,434
NET OTHER ASSETS - (0.4)%		(12,292,529)
NET ASSETS - 100%		$ 2,738,878,905
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
86 S&P 500 Index Contracts	Sept. 2006	$ 27,507,100	$ 541,623

The face value of futures purchased as a percentage of net assets - 1.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,978,422.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 540,334
Fidelity Securities Lending Cash Central Fund	64,853
Total	$ 605,187
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $153,711,966 of which $119,767,806 and $33,944,160 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

VIP Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,852,705) - See accompanying schedule: Unaffiliated issuers (cost $1,611,713,897)	$ 2,714,282,573
Affiliated Central Funds (cost $36,888,861)	36,888,861
Total Investments (cost $1,648,602,758)		$ 2,751,171,434
Cash		2,301,881
Receivable for investments sold		1,972,262
Receivable for fund shares sold		558,692
Dividends receivable		3,085,624
Interest receivable		130,550
Other receivables		109,396
Total assets		2,759,329,839

Liabilities
Payable for investments purchased	$ 1,757,100
Payable for fund shares redeemed	1,679,530
Accrued management fee	225,929
Distribution fees payable	38,283
Payable for daily variation on futures contracts	68,695
Other affiliated payables	37,411
Collateral on securities loaned, at value	16,643,986
Total liabilities		20,450,934

Net Assets		$ 2,738,878,905
Net Assets consist of:
Paid in capital		$ 1,725,247,998
Undistributed net investment income		24,753,858
Accumulated undistributed net realized gain (loss) on investments		(114,233,248)
Net unrealized appreciation (depreciation) on investments		1,103,110,297
Net Assets		$ 2,738,878,905

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($2,534,655,744 ÷ 17,702,712 shares)	$ 143.18

Service Class: Net Asset Value, offering price and redemption price per share ($29,966,889 ÷ 209,817 shares)	$ 142.82

Service Class 2: Net Asset Value, offering price and redemption price per share ($174,256,272 ÷ 1,226,666 shares)	$ 142.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Index 500 Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 25,889,472
Interest		64,327
Income from affiliated Central Funds (including $64,853 from security lending)		605,187
Total income		26,558,986
Expenses
Management fee	$ 1,415,405
Distribution fees	227,018
Independent trustees' compensation	8,257
Appreciation in deferred trustee compensation account	1,478
Interest	12,296
Miscellaneous	4,244
Total expenses before reductions	1,668,698
Expense reductions	(2,444)	1,666,254
Net investment income (loss)		24,892,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,670,037
Futures contracts	(131,210)
Total net realized gain (loss)		43,538,827
Change in net unrealized appreciation (depreciation) on: Investment securities	7,546,840
Futures contracts	567,475
Delayed delivery commitments	11,836
Total change in net unrealized appreciation (depreciation)		8,126,151
Net gain (loss)		51,664,978
Net increase (decrease) in net assets resulting from operations		$ 76,557,710

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,892,732	$ 48,461,159
Net realized gain (loss)	43,538,827	37,676,164
Change in net unrealized appreciation (depreciation)	8,126,151	44,486,040
Net increase (decrease) in net assets resulting from operations	76,557,710	130,623,363
Distributions to shareholders from net investment income	(48,550,321)	(49,776,021)
Share transactions - net increase (decrease)	(114,128,193)	(163,340,650)
Total increase (decrease) in net assets	(86,120,804)	(82,493,308)

Net Assets
Beginning of period	2,824,999,709	2,907,493,017
End of period (including undistributed net investment income of $24,753,858 and undistributed net investment income of $48,409,064, respectively)	$ 2,738,878,905	$ 2,824,999,709

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08	$ 149.53
Income from Investment Operations
Net investment income (loss) E	1.28	2.36	2.18 F	1.63	1.51	1.48
Net realized and unrealized gain (loss)	2.51	4.15	11.10	26.18	(30.18)	(19.34)
Total from investment operations	3.79	6.51	13.28	27.81	(28.67)	(17.86)
Distributions from net investment income	(2.49)	(2.39)	(1.65)	(1.60)	(1.49)	(1.59)
Net asset value, end of period	$ 143.18	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Total Return B, C, D	2.69%	4.82%	10.62%	28.41%	(22.25)%	(12.09)%
Ratios to Average Net Assets G
Expenses before reductions	.10% A	.14%	.35%	.34%	.33%	.35%
Expenses net of fee waivers, if any	.10% A	.13%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.10% A	.13%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.78% A	1.73%	1.71%	1.50%	1.34%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,534,656	$ 2,641,527	$ 2,778,226	$ 3,031,540	$ 2,497,252	$ 3,475,357
Portfolio turnover rate	7% A	7%	5%	6%	7%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.36 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94	$ 149.46
Income from Investment Operations
Net investment income (loss) E	1.21	2.22	2.05 F	1.54	1.34	1.24
Net realized and unrealized gain (loss)	2.50	4.14	11.07	26.11	(30.07)	(19.23)
Total from investment operations	3.71	6.36	13.12	27.65	(28.73)	(17.99)
Distributions from net investment income	(2.37)	(2.29)	(1.57)	(1.53)	(1.47)	(1.53)
Net asset value, end of period	$ 142.82	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94
Total Return B, C, D	2.64%	4.71%	10.51%	28.27%	(22.32)%	(12.18)%
Ratios to Average Net Assets G
Expenses before reductions	.20% A	.24%	.47%	.46%	.47%	.56%
Expenses net of fee waivers, if any	.20% A	.23%	.38%	.38%	.38%	.38%
Expenses net of all reductions	.20% A	.23%	.38%	.38%	.38%	.38%
Net investment income (loss)	1.68% A	1.63%	1.61%	1.40%	1.24%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,967	$ 27,178	$ 23,216	$ 15,404	$ 7,494	$ 3,278
Portfolio turnover rate	7% A	7%	5%	6%	7%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.36 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43	$ 149.18
Income from Investment Operations
Net investment income (loss) E	1.09	2.01	1.85 F	1.37	1.19	1.09
Net realized and unrealized gain (loss)	2.50	4.11	11.01	26.03	(30.00)	(19.23)
Total from investment operations	3.59	6.12	12.86	27.40	(28.81)	(18.14)
Distributions from net investment income	(2.21)	(2.15)	(1.46)	(1.38)	(1.33)	(1.61)
Net asset value, end of period	$ 142.06	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43
Total Return B, C, D	2.56%	4.55%	10.34%	28.09%	(22.45)%	(12.31)%
Ratios to Average Net Assets G
Expenses before reductions	.35% A	.39%	.61%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.35% A	.38%	.53%	.53%	.53%	.53%
Expenses net of all reductions	.35% A	.38%	.53%	.53%	.53%	.53%
Net investment income (loss)	1.53% A	1.48%	1.46%	1.25%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,256	$ 156,295	$ 106,051	$ 64,844	$ 31,035	$ 19,338
Portfolio turnover rate	7% A	7%	5%	6%	7%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.36 per share. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II, (the trust) (referred to in this report as VIP Index 500 Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,248,502,350
Unrealized depreciation	(154,255,671)
Net unrealized appreciation (depreciation)	$ 1,094,246,679
Cost for federal income tax purposes	$ 1,656,924,755

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $99,915,245 and $270,458,979, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays all class-level expenses except distribution and service fees so that total expenses do not exceed .10% of each class' average net assets plus the distribution and service fee applicable to each class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

VIP Index 500 Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 14,440
Service Class 2	212,578
$ 227,018

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Under the expense contract, the classes do not pay transfer agent fees.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,763,455	4.59%	$ 12,296

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $4,244 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expenses by $2,444.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005
From net investment income
Initial Class	$ 45,574,056	$ 47,629,866
Service Class	458,108	396,447
Service Class 2	2,518,157	1,749,708
Total	$ 48,550,321	$ 49,776,021

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005	Six months ended June 30, 2006	Year ended December 31, 2005
Initial Class
Shares sold	438,723	1,147,551	$ 63,364,093	$ 156,365,229
Reinvestment of distributions	321,397	353,180	45,574,056	47,629,866
Shares redeemed	(1,675,641)	(3,050,219)	(242,275,254)	(415,532,468)
Net increase (decrease)	(915,521)	(1,549,488)	$ (133,337,105)	$ (211,537,373)
Service Class
Shares sold	23,514	41,683	$ 3,404,157	$ 5,655,385
Reinvestment of distributions	3,238	2,945	458,108	396,447
Shares redeemed	(9,036)	(21,485)	(1,300,254)	(2,921,334)
Net increase (decrease)	17,716	23,143	$ 2,562,011	$ 3,130,498
Service Class 2
Shares sold	255,305	540,862	$ 36,574,328	$ 72,886,987
Reinvestment of distributions	17,882	13,056	2,518,157	1,749,708
Shares redeemed	(157,517)	(218,660)	(22,445,584)	(29,570,470)
Net increase (decrease)	115,670	335,258	$ 16,646,901	$ 45,066,225

VIP Index 500 Portfolio

Semiannual Report

VIP Index 500 Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIDX-SANN-0806
1.705630.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II: Index 500 Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II: Index 500 Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006